Short-Term Borrowings (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2011	Mar. 31, 2010
Short-term Debt [Line Items]
Average interest rates on loans from banks	0.66%	1.49%
Short-term borrowings	¥ 7,852	¥ 4,073
Secured
Short-term Debt [Line Items]
Short-term borrowings	171	243
Unsecured
Short-term Debt [Line Items]
Short-term borrowings	¥ 7,681	¥ 3,830